INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAXES
Schedule of income tax rate reconciliation

INCOME TAX RATE RECONCILIATION

Year ended December 31,	2015	2014
(millions of Canadian dollars)
Earnings before income taxes and discontinued operations	11	2,173
Canadian federal statutory income tax rate	15%	15%
Expected federal taxes at statutory rate	2	326
Increase/(decrease) resulting from:
Provincial and state income taxes[1]	(204)	(36)
Foreign and other statutory rate differentials	310	394
Effects of rate-regulated accounting[2]	(52)	(97)
Foreign allowable interest deductions	(84)	(65)
Part VI.1 tax, net of federal Part I deduction	55	47
Intercompany sale of investment[3]	23	68
Valuation allowance[4]	154	2
Noncontrolling interests	(28)	(28)
Other[5]	(6)	-
Income taxes on earnings before discontinued operations	170	611
Effective income tax rate	1,545.5%	28.1%

1

The higher provincial and state income tax recovery in 2015 reflected the decrease in earnings largely in the Company’s Canadian operations due to the depreciation in the Canadian dollar value against the U.S. dollar.

2	The amount in 2015 included the federal component of the tax effect of the write-off of regulatory receivables.
3

In September 2015 and November 2014, Enbridge sold certain assets to entities under common control. The intercompany gains realized on these transfers were eliminated. However, because these transactions involved the sale of partnership units, tax consequences have been recognized in earnings. This resulted in a tax expense of $39 million and $157 million in 2015 and 2014, respectively.

4

The amount in 2015 represents the federal component of the tax effect of a valuation allowance on the deferred tax assets related to an outside basis temporary difference that is no longer more likely than not to be realized.

5	2015 included $17 million recovery related to the federal component of the tax effect of adjustments related to prior periods.

Schedule of components of pretax earnings and income taxes

COMPONENTS OF PRETAX EARNINGS AND INCOME TAXES

Year ended December 31,	2015	2014
(millions of Canadian dollars)
Earnings before income taxes and discontinued operations
Canada	(1,365)	114
United States	808	1,614
Other	568	445
	11	2,173
Current income taxes
Canada	157	35
United States	3	(15)
Other	3	4
	163	24
Deferred income taxes
Canada	(558)	(193)
United States	565	780
	7	587
Income taxes on earnings before discontinued operations	170	611

Schedule of major components of deferred income tax assets and liabilities

December 31,	2015	2014

(millions of Canadian dollars)
Deferred income tax liabilities
Property, plant and equipment	(3,423)	(2,668)
Investments	(3,024)	(2,469)
Regulatory assets	(354)	(240)
Other	(85)	(102)
Total deferred income tax liabilities	(6,886)	(5,479)
Deferred income tax assets
Financial instruments	1,374	644
Pension and OPEB plans	202	203
Loss carryforwards	848	390
Other	274	246
Total deferred income tax assets	2,698	1,483
Less valuation allowance	(538)	(42)
Total deferred income tax assets, net	2,160	1,441
Net deferred income tax liabilities	(4,726)	(4,038)
Presented as follows:
Accounts receivable and other (Note 7)	367	245
Deferred income taxes	839	561
Total deferred income tax assets	1,206	806
Accounts payable and other	(17)	(2)
Deferred income taxes	(5,915)	(4,842)
Total deferred income tax liabilities	(5,932)	(4,844)
Net deferred income tax liabilities	(4,726)	(4,038)

Schedule of unrecognized tax benefits

UNRECOGNIZED TAX BENEFITS

Year ended December 31,	2015	2014

(millions of Canadian dollars)
Unrecognized tax benefits at beginning of year	51	46
Gross increases for tax positions of current year	5	5
Reduction for lapse of statute of limitations	-	(5)
Change in translation of foreign currency	9	5
Unrecognized tax benefits at end of year	65	51